Quarterly Financial Data (Unaudited)	12 Months Ended
Jun. 30, 2012
Quarterly Financial Data (Unaudited)

Note 20 – Quarterly Financial Data (Unaudited)

The company’s quarterly results for 2012 and 2011 are as follows:

In millions As Restated	Quarter	First	Second	Third	Fourth
2012
Continuing operations
Net sales		$1,025	$1,088	$965	$1,016
Gross profit		285	306	266	276
Income (loss)		12	(53)	89	(70)
Income (loss) per common share
Basic		0.10	(0.44)	0.75	(0.58)
Diluted		0.10	(0.44)	0.74	(0.58)
Net income (loss)		(218)	470	(3)	599
Net income (loss) per common share
Basic		(1.86)	3.96	(0.02)	5.02
Diluted		(1.85)	3.96	(0.02)	5.02
Cash dividends declared		–	0.58	0.58	–
Market price[1]
High		30.39	29.69	33.95	34.43
Low		24.54	24.12	28.67	27.56
Close		25.19	29.15	33.17	28.99
2011
Continuing operations
Net sales		$1,002	$1,062	$939	$1,016
Gross profit		293	326	288	290
Income (loss)		1	31	34	(10)
Income (loss) per common share
Basic		0.01	0.24	0.28	(0.09)
Diluted		0.01	0.24	0.28	(0.09)
Net income (loss)		197	838	150	87
Net income (loss) per common share
Basic		1.49	6.54	1.22	0.72
Diluted		1.48	6.51	1.21	0.72
Cash dividends declared		–	0.58	0.58	1.15
Market price[1]
High		23.72	27.30	31.21	30.50
Low		20.37	21.57	25.34	27.53
Close		20.69	26.97	27.57	29.76
[1]

The historical market prices have been adjusted to reflect the impact of the spin-off of the international coffee and tea business and a 1-for-5 reverse stock split on June 28, 2012. A portion of the original market price was allocated to Hillshire Brands (approximately 30%) and a portion to the international coffee and tea business (approximately 70%) based on the same percentages to be used to allocate the cost of a share of common stock for tax basis purposes. After the market price attributable to Hillshire Brands was determined, it was adjusted to reflect the 1-for-5 reverse stock split.

	Fourth Quarter 2011
In millions	As Reported[2]	Adjustments	Discontinued Operations	As Restated
Continuing operations
Net sales	$2,297	$ (6)	$(1,275)	$1,016
Gross profit	694	–	(404)	290
Income (loss)	48	(16)	(42)	(10)
Income (loss) per common share
– Basic	0.41	(0.15)	(0.35)	(0.09)
– Diluted	0.41	(0.15)	(0.35)	(0.09)
Net income (loss)	113	(26)	–	87
Net income (loss) per common share
– Basic	0.95	(0.22)	–	0.72
– Diluted	0.94	(0.22)	–	0.72
[2]	Amounts as reported in the company’s financial statements as included in its Annual Report on Form 10-K for the year ended July 2, 2011.

The quarterly financial data for 2012 and 2011 shown above has been restated to reflect the error corrections related to the discontinued operations in Brazil as well as the other errors in the income statements related to continuing and discontinued operations discussed in Note 1 – Nature of Operations and Basis of Presentation. The fiscal 2012 quarterly financial statements will be restated in the company’s fiscal 2013 filings on Form 10-Q.

The quarterly financial data shown above includes the impact of significant items. Significant items may include, but are not limited to: charges for exit activities; restructuring costs; spin-off costs; impairment charges; pension partial withdrawal liability charges; benefit plan curtailment gains and losses; tax charges on deemed repatriated earnings; tax costs and benefits resulting from the disposition of a business; impact of tax law changes; changes in tax valuation allowances and favorable or unfavorable resolution of open tax matters based on the finalization of tax authority examinations or the expiration of statutes of limitations. Further details of these items are included in the Financial Review section of the Annual Report.